SUBSEQUENT EVENTS (Details) - USD ($)	May 15, 2023	May 26, 2023	May 10, 2023	Apr. 27, 2023	Mar. 31, 2023	Jan. 19, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Cash					$ 50,274			$ 10,436	$ 979,634
Ananda Trust | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note							$ 500,000
Subsequent Event
SUBSEQUENT EVENTS
Note drawn and outstanding	$ 400,000
Amount deposited to Trust Account						$ 31,500,000
Cash		$ 165,000		$ 165,000		$ 165,000
Subsequent Event | Ananda Trust | Unsecured promissory note
SUBSEQUENT EVENTS
Maximum borrowing capacity of related party promissory note			$ 500,000				$ 500,000